Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Estimate the Fair Value of Stock Options	For the year ended December 31, 2022, assumptions used to estimate the fair value of stock options on the grant dates are as follows:
	Options granted in May 2021	Options Amended in January, 2022	Options Amended in May, 2022	Options Amended in December, 2022
Risk-free interest rate	0.81%	1.66%	0.81%	4.44%
Expected life of the options	5 years	4.33 years	4.03 years	3.43 years
Expected volatility	96.0%	96.0%	96.0%	96.0%
Expected dividend yield	-%	-%	-%	-%
Fair value	$7,232,526	$2,106,163	$1,652,811	$689,971

Schedule of Activities of the Stock Options

A summary of activities of the stock options for the years ended December 31, 2024, 2023 and 2022 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$

Outstanding as of December 31, 2021	308	49,970.40	4.23	-
Granted	-	-	-	-
Cancelled	(36)	144,000	-	-
Outstanding as of December 31, 2022	272	5,524.52	3.49
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2023	272	5,524.52	2.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2024	272	5,524.52	1.49	-
Exercisable as of December 31, 2024	272	5,524.52	1.49	-